Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 1,679	$ 1,343	$ 1,297
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(825)	(642)	(20)
Realized and unrealized gains (losses) on derivatives	(10)	(3)	(5)
Realized and unrealized gains (losses) on marketable common stock	0	(7)	2
Pension and postretirement plans	(10)	(5)	(16)
Other comprehensive loss	(845)	(657)	(39)
Total Comprehensive income	834	686	1,258
Comprehensive income attributable to noncontrolling interests	91	126	120
Comprehensive income attributable to Johnson Controls, Inc.	$ 743	$ 560	$ 1,138